PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Provision For Environmental Liabilities And Asset Retiremment Obligations
PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS

22.	PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS

The balance of provisions for environmental liabilities and deactivation of assets can be shown as follows:

		Consolidated
	12/31/2021	12/31/2020
Environmental liabilities	173,647	192,830
Asset retirement obligations (1)	724,950	611,005
	898,597	803,835
(1)	On January 31, 2021, the provision fot assets retirement obligation – ARO was transferred to the subsidiary CSN Cimentos S.A.

22.a)	Environmental liabilities

As of December 31, 2021, a provision is maintained for application in expenses related to services for the investigation and environmental recovery of potential contaminated, degraded areas and in the process of exploration under the responsibility of the Company in the states of Rio de Janeiro, Minas Gerais, and Santa Catarina. Expenditure estimates are periodically reviewed, adjusting, whenever necessary, the amounts already accounted for. These are the Management’s best estimates considering studies and environmental recovery projects. These provisions are recorded in the account for other operating expenses.

Provisions are measured at the present value of the expenses that must be required to settle the obligation, using a pre-tax rate, which reflects current market valuations of money at the time and the specific risks of the obligation. The increase in the obligation due to the passage of time is recognized as other operating expenses.

Some contingent environmental liabilities are monitored by the environmental area and have not been provisioned because their characteristics do not meet the recognition criteria in IAS 37.

22.b)	Asset retirement obligation

The Company realized its most recent study in 2020, anticipating the discontinuation of the dams used in its mining activities, the Company also updated the study for recognition of the costs with decommissioning of mining assets. Subsequent remeasurement includes the reversal of the present value adjustment.

Accounting Policy

The Company recognizes a provision for recovery costs when a loss is probable and the amounts of the related costs are reasonably determined. Generally, the provisioning period for the amount to be used for recovery coincides with the completion of a feasibility study or commitment to a formal action plan.

Expenses related to compliance with environmental regulations are charged to income or capitalized, as appropriate. Capitalization is considered appropriate when expenses refer to items that will continue to benefit the Company and that are basically relevant to the acquisition and installation of equipment for pollution control and / or prevention.

Asset retirement obligation (ARO) liabilities consist of cost estimates for deactivation, demobilization, or restoration of areas at the end of mining activities and extraction of mineral resources. The initial measurement is recognized as a liability discounted to present value and, subsequently, carried to expenses over time. The asset deactivation cost equivalent to the initial liability is capitalized as part of the asset’s carrying amount and is depreciated over the asset’s useful life.